Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2015
Streamlining Actions
Restructuring Cost and Reserve [Line Items]
Activity in Restructuring Reserve
The following table presents the activity in the reserve through Dec. 31, 2015.

Streamlining actions 2014 – restructuring reserve activity
(in millions)	Total
Original restructuring charge	$125
Net additional charges	59
Utilization	(92)
Balance at Dec. 31, 2014	92
Net additional charges	16
Utilization	(79)
Balance at Dec. 31, 2015	$29

Restructuring Charges by Business Segment
The table below presents the restructuring charge if it had been allocated by business.

Streamlining actions 2014 – restructuring charge by business			Total charges since inception
(in millions)	2015	2014
Investment Management	$12	$23	$35
Investment Services	2	83	85
Other segment (including Business Partners)	2	78	80
Total restructuring charge	$16	$184	$200

Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Activity in Restructuring Reserve
The following table presents the activity in the restructuring reserve related to the Operational Excellence Initiatives through Dec. 31, 2015.

Operational Excellence Initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Net additional charges (net recovery/gain)	100	(57)	43
Utilization	(98)	28	(70)
Balance at Dec. 31, 2013	80	—	80
Net additional (recovery)	(7)	—	(7)
Utilization	(45)	—	(45)
Balance at Dec. 31, 2014	28	—	28
Net additional (recovery)	(9)	—	(9)
Utilization	(10)	—	(10)
Balance at Dec. 31, 2015	$9	$—	$9

Restructuring Charges by Business Segment
The table below presents the restructuring charge if it had been allocated by business.

Operational Excellence Initiatives 2011 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2015	2014	2013
Investment Management	$(2)	$(1)	$4	$49
Investment Services	(2)	(1)	25	82
Other segment (including Business Partners)	(5)	(5)	16	3
Total restructuring charge (recovery)	$(9)	$(7)	$45	$134